UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bodri Capital Management LLC
Address:  San Francisco, CA


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Psaledakis
Title:     Chief Operating Officer
Phone:
Signature, Place and Date of Signing:

    Steve Psaledakis, San Francisco,  August 9, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    310444

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMR CORP  COM STK              COMMON STOCK     001765106     2635   100000 SH       SOLE                 100000        0        0
D ANWORTH MTG ASSET CO RP COM ST REITS/RICS       037347101     3228   356700 SH       SOLE                 356700        0        0
D CNX GAS                        COMMON STOCK     12618H309     7452   243538 SH       SOLE                 243538        0        0
D COMCAST CORP SPL A COM         COMMON STOCK     20030N200     7810   279345 SH       SOLE                 279345        0        0
D COMPTON PETROLEUM CO RPORATION COMMON STOCK     204940100     3722   374085 SH       SOLE                 374085        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105    14573   570369 SH       SOLE                 570369        0        0
D CROWN CASTLE INTERNA TIONAL CO COMMON STOCK     228227104    10518   290000 SH       SOLE                 290000        0        0
D CYMER INC  COM STK             COMMON STOCK     232572107     9355   232700 SH       SOLE                 232700        0        0
D Continental Airlines  Inc CL B COMMON STOCK     210795308     3387   100000 SH       SOLE                 100000        0        0
D DATATRAK INTL INC  COM STK     COMMON STOCK     238134100     2761   602829 SH       SOLE                 602829        0        0
D E TRADE FINL CORP  COM STK     COMMON STOCK     269246104     9863   446500 SH       SOLE                 446500        0        0
D ELECTRONIC ARTS INC  COM STK   COMMON STOCK     285512109     3400    71850 SH       SOLE                  71850        0        0
D ENDWAVE CORP  COM STK          COMMON STOCK     29264A206     5349   469629 SH       SOLE                 469629        0        0
D GASTAR EXPLORATION LTD COM     COMMON STOCK     367299104     2421  1180743 SH       SOLE                1180743        0        0
D GENERAL ELECTRIC CO  COM STK   COMMON STOCK     369604103    16411   428720 SH       SOLE                 428720        0        0
D GUITAR CTR INC  COM STK        COMMON STOCK     402040109    13063   218412 SH       SOLE                 218412        0        0
D MATTSON TECHNOLOGY I NC COM ST COMMON STOCK     577223100     1057   108965 SH       SOLE                 108965        0        0
D MEMC ELECTRONIC MATE RIALS INC COMMON STOCK     552715104    12190   199443 SH       SOLE                 199443        0        0
D METABOLIX INC  COM STK         COMMON STOCK     591018809     5832   233010 SH       SOLE                 233010        0        0
D MICRON TECHNOLOGY IN C COM STK COMMON STOCK     595112103     2016   160899 SH       SOLE                 160899        0        0
D NEKTAR THERAPEUTICS SHS        COMMON STOCK     640268108    10980  1157025 SH       SOLE                1157025        0        0
D PENN WEST ENERGY TR            COMMON STOCK     707885109     3527   105700 SH       SOLE                 105700        0        0
D QUEST DIAGNOSTICS INC          COMMON STOCK     74834L100    11074   214400 SH       SOLE                 214400        0        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O9HLS45    58668   390000 SH  PUT  SOLE                 390000        0        0
D SOVEREIGN BANCORP IN C COM STK COMMON STOCK     845905108     7240   342461 SH       SOLE                 342461        0        0
D SUN MICROSYSTEMS INC  COM STK  COMMON STOCK     866810104     8284  1575000 SH       SOLE                1575000        0        0
D TD AMERITRADE HLDG C ORP COM S COMMON STOCK     87236Y108    10201   510035 SH       SOLE                 510035        0        0
D TENNECO INC  COM STK           COMMON STOCK     880349105    10488   299323 SH       SOLE                 299323        0        0
D UAL CORP  COM STK              COMMON STOCK     902549807     5074   125000 SH       SOLE                 125000        0        0
D ULTRATECH INC  COM STK         COMMON STOCK     904034105     1252    93939 SH       SOLE                  93939        0        0
D UNITED RENTALS INC  COM STK    COMMON STOCK     911363109    13331   409677 SH       SOLE                 409677        0        0
D VARIAN MED SYS INC  COM STK    COMMON STOCK     92220P105    11049   259915 SH       SOLE                 259915        0        0
D WEATHERFORD INTERNAT IONAL LTD COMMON STOCK     G95089101     7093   128400 SH       SOLE                 128400        0        0
D YAHOO INC  COM STK             COMMON STOCK     984332106    15140   558066 SH       SOLE                 558066        0        0
S REPORT SUMMARY                 34 DATA RECORDS              310444        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED